Revenues (Tables)	12 Months Ended
Jun. 30, 2025
Revenues [Abstract]
Schedule of Company’s Revenues Disaggregated by Service

The following table presents the Company’s revenues disaggregated by service lines for the fiscal years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Cloud services and data center managed services	$23,587,472	$41,404,258	$14,388,087	$1,832,901
Telecommunication, consultancy and related services	21,096,677	8,046,176	8,693,007	1,107,403
Total revenues	$44,684,149	$49,450,434	$23,081,094	$2,940,304

Schedule of Company’s Revenues Disaggregated by the Timing of Revenue Recognition

The following table presents the Company’s revenues disaggregated by the timing of revenue recognition for the years ended June 30, 2025, 2024 and 2023:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Service transferred over time	$44,684,149	$49,450,434	$23,081,094	$2,940,304

Schedule of Amount of Transaction Prices Allocated to the Remaining Performance Obligations

The amounts of transaction prices allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as of June 30 are as follows:

	As of June 30,
	2024	2025
	HKD	HKD	US$
Amounts expected to be recognized as revenue:
Within one year	$2,086,957	$2,086,957	$266,319
After one year	3,652,174	1,565,217	199,739
	$5,739,131	$3,652,174	$466,058

Schedule of Amounts of Revenue Recognized in the Current Reporting Period that was Included in Contract Liabilities

The following table shows the amounts of revenue recognized in the current reporting period that was included in contract liabilities at the beginning of the reporting period:

	For the years ended June 30,
	2023	2024	2025
	HKD	HKD	HKD	US$
Revenue recognized that was included in contract liabilities at the beginning of the reporting period:
Cloud services and data center managed services	$3,895,168	$1,876,000	$-	$-
Telecommunication, consultancy and related services	1,913,043	1,911,587	1,739,130	221,548
Total revenues	$5,808,211	$3,787,587	$1,739,130	$221,548